Average Annual Total Returns - Longleaf Partners Small-Cap Fund	May 01, 2021
Russell 2000 Index
Average Annual Return:
1 Year	19.96%	[1]
5 Years	13.26%	[1]
10 Years	11.20%	[1]
Longleaf Partners Small-Cap Fund
Average Annual Return:
1 Year	4.14%	[2]
5 Years	8.87%	[2]
10 Years	10.19%	[2]
Longleaf Partners Small-Cap Fund | After Taxes on Distributions
Average Annual Return:
1 Year	2.69%	[2],[3]
5 Years	6.00%	[2],[3]
10 Years	7.55%	[2],[3]
Longleaf Partners Small-Cap Fund | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.36%	[2],[3]
5 Years	6.55%	[2],[3]
10 Years	7.86%	[2],[3]

[1]	Comparative Index (reflects no deductions for fees, expenses, or taxes)
[2]	(net of fees and expenses)
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.